OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Jan. 05, 2018	Dec. 29, 2017	Nov. 06, 2017	Nov. 03, 2017	Oct. 11, 2017	Sep. 18, 2017	Aug. 18, 2017	Jul. 13, 2017	Jun. 30, 2017	Jun. 20, 2017	May 17, 2017	May 05, 2017	Apr. 06, 2017	Mar. 31, 2017	Mar. 15, 2017	Mar. 10, 2017	Feb. 10, 2017	Feb. 09, 2017	Dec. 31, 2016	Dec. 22, 2016	Dec. 16, 2016	Nov. 23, 2016	Oct. 28, 2016	Sep. 19, 2016	Aug. 30, 2016	Apr. 29, 2016	Apr. 19, 2016	Apr. 01, 2016	Mar. 09, 2016	Feb. 09, 2016	Dec. 31, 2014
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Number Outstanding	12,237,628	12,789,086																			9,128,189												7,078,685
Warrants at $0.001 [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Exercise Price (in Dollars per share)	$ 0.001	$ 0.001
Number Outstanding	383,320	383,320
Expiration Date	January 2020	January 2020
Warrants at $1.50 [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Exercise Price (in Dollars per share)	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50		$ 1.50	$ 1.50	$ 1.50	$ 1.50			$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50
Number Outstanding	7,615,982	8,667,440
Expiration Date	February 2018 to May 2021	February 2018 to May 2021
Warrants at $1.84 [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Exercise Price (in Dollars per share)	$ 1.84	$ 1.84
Number Outstanding	35,076	35,076
Expiration Date	January 2020	January 2020
Warrants at $1.95 [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Exercise Price (in Dollars per share)	$ 1.95	$ 1.95																								$ 1.95	$ 1.95	$ 1.95	$ 1.95	$ 1.95	$ 1.95	$ 1.95
Number Outstanding	1,689,026	1,689,026
Expiration Date	October 2018 to September 2019	October 2018 to September 2019
Warrants at $2.00 [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Exercise Price (in Dollars per share)	$ 2.00	$ 2.00
Number Outstanding	100,000	100,000
Expiration Date	August 2018	August 2018
Warrants at $2.02 [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Exercise Price (in Dollars per share)	$ 2.02	$ 2.02
Number Outstanding	30,755	30,755
Expiration Date	January 2020	January 2020
Warrants at $2.50 [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Exercise Price (in Dollars per share)	$ 2.50	$ 2.50
Number Outstanding	100,000	100,000
Expiration Date	August 2018	August 2018
Warrants at $2.75 [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Exercise Price (in Dollars per share)	$ 2.75	$ 2.75
Number Outstanding	228,720	228,720
Expiration Date	August 2019 to September 2019	August 2019 to September 2019
Warrants at $3.67 [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Exercise Price (in Dollars per share)	$ 3.67	$ 3.67
Number Outstanding	214,193	214,193
Expiration Date	December 2018 to January 2019	December 2018 to January 2019
Warrants at $3.75 [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Exercise Price (in Dollars per share)	$ 3.75	$ 3.75
Number Outstanding	1,340,556	1,340,556
Expiration Date	April 2019 to March 2020	April 2019 to March 2020